NET LOSS PER SHARE - Anti-dilutive Securities (Details) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	236,946	225,224	235,943	205,893	120,775
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	2,084	2,081	2,084	2,081	853
Series D Preferred Stock Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	300		300	5,620
Series E Preferred Stock Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	225	75	75
RSU
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	19,662	8,736	14,070	564
Stock option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	18,725	22,760	22,633	27,243	24,897
Unvested Shares from Early Exercise
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	46	220	116	693	1,611
Vesting of restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	1,520	2,288	2,281	1,851	997
Redeemable convertible preferred stock outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	194,384	189,064	194,384	167,841	92,417